DREYFUS-WILSHIRE TARGET FUNDS, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    Since the start of the calendar year and through the end of your Fund's fiscal year, August 31, 1995, the stock market has exceeded almost everyone's expectations. In addition, the market for fixed-income securities has been very strong, reflecting the decline in interest rates that is still underway.
    The overriding influence on both markets this year has been the softening of the U.S. economy, and the accompanying weakening of price and wage inflation.
    Indicators of economic growth, of industrial activity, of retail sales and other economic weathervanes all have pointed to the so-called soft landing for the economy. Traditionally, this might have been seen by investors as a reason to sell equities. However, this year that generally has not been the reaction in the stock market.
MARKET ENVIRONMENT
    A variety of factors have motivated investors to bid up the prices of stocks. The outstanding influence has been the policies of the Federal Reserve Board. Early in the year, the Fed was still trying to curb inflation by ratcheting interest rates upward. It is evident in the economic statistics that this had a cooling effect on leading indicators. Later, the Fed reversed course in order to prevent the decline in economic activity from getting out of hand. In the first part of the year, the stock market apparently was impressed with the Fed's ability to sustain growth, but within limits. Later, the market seemingly was grateful for the Fed's decision to shift gears and make borrowing less costly.
    Other factors have been at work, as well. The prospects for reduced Government spending, as well as lower taxes on income and capital gains, have encouraged the equity markets as well as the bond market. Investors are pleased that both political parties now vow to balance the Federal budget, though their target dates differ. Furthermore, the bond market is very aware of the possibility that in future years the Government may be able to cut back on its massive borrowings, which would certainly help to keep interest rates down.
    To be sure, it is always possible that unexpected events could change the prevailing market psychology. Among these possibilities: a financial earthquake in Japan, a major misfire of leadership in Washington, a serious setback for high tech companies, or a change in the economic script to a hard landing scenario.
    Yet, as the Fall season begins, the bulls appear to be in the ascendant in both the stock and bond markets.
PORTFOLIO OVERVIEW
    The Dreyfus-Wilshire Target Funds, Inc. offers focused exposure to four distinct equity segments of the market. In the past 12 months, very different performance patterns have emerged depending upon the style and size categories one is looking at. The Dreyfus-Wilshire Target Funds, Inc. is oriented to four segments: Large Company Value, Large Company Growth, Small Company Value and Small Company Growth. This report covers the 12-month period ended August 31, 1995, the closing date of each Portfolio's fiscal year.
    The year started with a high level of concern regarding interest rates and inflation. However, those fears abated and this proved to be beneficial to the LARGE COMPANY VALUE PORTFOLIO. For the 12-month period ended August 31, 1995, the Portfolio had an 18.97% total return.* This Portfolio has a relatively high level of exposure to financial companies and utilities, which does make it somewhat interest-sensitive. The Portfolio is composed of companies which have lower than average price-to-earnings ratios, lower than average price-to-book ratios, and above-average dividend yields. Banks as a group accounted for approximately one fourth of the value of the Portfolio for the year and generated a return of 21%. Utilities accounted for a weighting in excess of 20% and generated a return of around 15% for the year. Chemical Banking Corp. (up 57%) and Bank of Boston (up 73%) were among the better performers. Mobil (up 17%) and Chevron (up 14%), while strong, held the portfolio return to levels below the market averages. These two oil stocks were sold by August 31.
    The LARGE COMPANY GROWTH PORTFOLIO was the best-performing portfolio for the year, generating a total return of 23.67%.* This style tends to focus on consumer products and technology companies which demonstrate a higher propensity to growth. Consumer products, including Drugs, Medicine companies and Food stocks, were among the better performers. Also, Electronics and Business Machine companies did well. They were propelled by the public's fascination with high technology including the "Information Highway" and by the excitement over the introduction of Microsoft's Windows
95. Some of the better performing stocks were cisco Systems, Micron Technology and Applied Materials, all recording gains in excess of 100%. Retail stocks were disappointing as a group, as were Autos and Domestic Oils. Large Company Growth stocks are defined as those demonstrating higher than average earnings or sales growth with above average price-to-earnings ratios.
    The SMALL COMPANY VALUE PORTFOLIO focuses on smaller companies that have lower than average price-to-earnings and price-to-book ratios, and above-average dividend yields. Like its larger company counterpart, this Portfolio had major exposure to financial companies and utilities. The market during the period under review, however, tended to favor large rather than small companies, particularly those stocks with "value" characteristics. Furthermore, the smaller "value" stocks were overshadowed when compared to performance of similar size stocks in the "growth" category. Of the four styles, this was the poorest-performing Portfolio but still had a total return of 11.84% for the year.* The Banks & Finance and Utilities industries together made up a little less than 60% of the portfolio weight and had respective returns of 17% and 12%. Wallace Computer Services and United Stationers, Inc. both had returns over 100% for the period they were held. We sold these issues when their price increases made them less attractive for a value-oriented portfolio. A few of the poorer performing stocks were Bradlees (down 86%), Venture Stores (down 67%) and Brown Group (down 48%).
    The SMALL COMPANY GROWTH PORTFOLIO had the second highest total return for the year of 23.04%.* This style tends to favor newer companies in the early stages of their growth cycle. As with large company "growth" stocks, the market, during this period, favored high technology issues due to optimistic forecasts of their growth potential and, in many instances, their actual achievements. Conversely, the slowdown in the general economy penalized retail stocks. Electronics was a heavily-weighted industry (13%) and generated a return of 62%. Altera, an electronics stock, had a return of 184%. Computer Software & Services (12%) generated a return of 60%. Cirrus Logic (up 127%), Komag (up 165%), Integrated Device Technology (up 174%) and Broderbund Software (up 130%) are four business machine stocks with exceptional returns. Both the Electronics and Computer Software & Services industries are in the Technology sector. The Technology sector was the best performing group in the Portfolio with a return of over 70% for the year. The retail sector, however, was disappointing. Such issues as Michaels Stores and Burlington Coat Factory declined by more than 50% during the 12-month period.
    For comparison purposes during this period, the Wilshire 5000 Index had a total return of 21.95%,** the Standard & Poor's 500 Composite Stock Price Index was 21.42%,*** and the Dow Jones Industrial Average was 21.03%,*** while the Russell 2000 Index was 20.79%.***
                              Sincerely,
                          [Thomas D. Stevens signature logo]
                              Thomas D. Stevens, CFA
                              Senior Vice President
                              Wilshire Associates, Inc.
                              Investment Adviser
September 21, 1995
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: MERRILL LYNCH, PIERCE, FENNER AND SMITH INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Wilshire 5000 Index consists of almost all publicly traded stocks in the United States, and is a widely accepted unmanaged index of overall stock market performance.
***SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. Both the Dow Jones Industrial Average and the Standard & Poor's 500 Composite Stock Price Index are widely accepted unmanaged indexes of stock market performance. The Russell 2000 Index is a widely accepted unmanaged index of small cap stock performance.

DREYFUS-WILSHIRE TARGET FUNDS, INC.                        AUGUST 31, 1995
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN EACH PORTFOLIO OF THE DREYFUS-WILSHIRE TARGET FUNDS, INC. AND THE WILSHIRE 5000 INDEX
[Exhibit A
$16,633
Small Company Growth
Dollars
$14,953
Wilshire 5000 Index*
$14,098
Large Company Value
$13,474
Large Company Growth
$13,388
Small Company Value
*Source: Wilshire Associates Incorporated]

AVERAGE ANNUAL TOTAL RETURNS
                                                  ONE YEAR ENDED               FROM INCEPTION (9/30/92)
                                                  AUGUST 31, 1995                 TO AUGUST 31, 1995
                                                   ___________                     ______________
Large Company Value Portfolio                         18.97%                           12.48%
Large Company Growth Portfolio                        23.67%                           10.75%
Small Company Value Portfolio                         11.84%                           10.51%
Small Company Growth Portfolio                        23.04%                           19.03%(1)

(1)   From Inception (10/1/92) to August 31, 1995.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each one of the Portfolios of the Dreyfus-Wilshire Target Funds on September 30, 1992 (inception for all Portfolios except Small Company Growth) to a $10,000 investment made in the Wilshire 5000 Index on that date. For comparative purposes, the value of the Index on 9/30/92 is used as the beginning value for the Small Company Growth Portfolio, which commenced operations on 10/1/92. All dividends and capital gain distributions are reinvested. Further information relating to each Portfolio's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report.
Each of the four Portfolios represents a specific segment of the stock market. The Wilshire 5000 Index consists of almost all publicly-traded stocks in the United States, and is a widely-accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS                                   AUGUST 31, 1995
LARGE COMPANY GROWTH PORTFOLIO


SHARES            COMMON STOCKS-99.5%                      VALUE
_______                                                    _______
                  ADVERTISING-.3%
900               Interpublic Group Cos.            $       34,988
500               Omnicom Group                             31,375
                                                            ______
                                                            66,363
                                                            ______
                  AEROSPACE & DEFENSE-2.1%
4,300             Boeing                                    274,125
600               Northrop Grumman                          36,525
1,600             Raytheon                                  129,400
                                                            ______
                                                            440,050
                                                            ______
                  AUTO PARTS-.6%
1,800 (a)         AutoZone                                  48,375
1,600             Genuine Parts                             63,000
900               Pep Boys-Manny, Moe & Jack                24,750
                                                            ______
                                                            136,125
                                                            ______
                  BANKING-.9%
1,800             MBNA                                      63,900
4,100             Norwest                                   123,512
                                                            ______
                                                            187,412
                                                            ______
                  BASIC INDUSTRIES-.9%
7,215             Archer-Daniels-Midland                    119,949
1,100             Fluor                                     64,350
                                                            ______
                                                            184,299
                                                            ______
                  BEVERAGES-7.9%
3,300             Anheuser-Busch                            188,513
16,200            Coca-Cola                                 1,040,850
10,100            PepsiCo                                   457,025
                                                            ______
                                                            1,686,388
                                                            ______
                  BUILDING MATERIALS-.4%
1,100             Nucor                                     53,900
1,100             Sherwin-Williams                          39,463
                                                            ______
                                                            93,363
                                                            ______
                  CHEMICALS-.7%
800               Great Lakes Chemical                      52,900
500               Loctite                                   24,000
800               Lubrizol                                  24,800
600               Millipore                                 20,925
600               Sigma-Aldrich                             28,800
                                                            ______
                                                            151,425
                                                            ______
                  COMMERCIAL SERVICES-.7%
2,250 (a)         CUC International                         76,781


SHARES            COMMON STOCKS (CONTINUED)                   VALUE
____                                                        _______
                  COMMERCIAL SERVICES (CONTINUED)
800               Ecolab                                    $21,900
1,200             Service Corp International                42,000
                                                            ______
                                                            140,681
                                                            ______
                  COMPUTER SOFTWARE & SERVICES-9.4%
800 (a)           ADC Telecommunications                    31,000
800               Adobe Systems                             40,800
600               Autodesk                                  27,675
1,800             Automatic Data Processing                 117,000
600 (a)           BMC Software                              25,575
900 (a)           Cabletron Systems                         47,587
2,000             Computer Associates International         139,000
800 (a)           Computer Sciences                         48,200
500 (a)           Dell Computer                             38,500
600 (a)           Electronic Arts                           22,800
400               HBO & Co.                                 22,000
500               Linear Technology                         40,500
400 (a)           Maxim Integrated Products                 30,500
2,600             Micron Technology                         199,875
7,400 (a)         Microsoft                                 684,500
 4,900 (a)        Novell                                    88,200
5,600 (a)         Oracle                                    224,700
700 (a)           Parametric Technology                     38,675
500               Paychex                                   20,500
900 (a)           Seagate Technology                        39,825
1,200 (a)         Sun Microsystems                          69,450
                                                            ______
                                                            1,996,862
                                                            ______

                  COSMETICS & TOILETRIES-1.9%
900               Avon Products                             63,563
1,800             Colgate-Palmolive                         122,400
5,500             Gillette                                  229,625
                                                            ______
                                                            415,588
                                                            ______
                  DRUGS & PHARMACEUTICALS-11.5%
10,100            Abbott Laboratories........               391,375
800               Allergan                                  24,300
3,400 (a).        Amgen                                     162,775
600               Cardinal Health                           32,100
600 (a)           Forest Labs                               26,850
1,400             IVAX                                      35,875
8,300             Johnson & Johnson                         572,700
15,800            Merck & Co.................               788,025

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                       AUGUST 31, 1995
                  LARGE COMPANY GROWTH PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)  VALUE
____                                       ______-
                  DRUGS & PHARMACEUTICALS (CONTINUED)
1,500             Mylan Laboratories                        $34,312
1,700             Rhone-Poulenc Rorer                       75,225
4,600             Schering-Plough                           214,475
2,200    .        Upjohn                                    93,225
                                                            ______
                                                            2,451,237
                                                            ______
                  ELECTRONICS-16.8%
500 (a).          Altera                                    31,313
1,600             Duracell                                  71,400
3,000             Emerson Electric                          214,125
21,700            General Electric.                         1,277,588
600               Grainger (W.W.)                           35,700
6,500             Hewlett-Packard                           520,000
415               Hubbell, Cl. B                            24,329
10,600            Intel                                     650,575
1,200    .        Loral                                     65,700
7,500             Motorola                                  560,625
500    .          Perkin-Elmer                              17,062
900               Premier Industrial                        21,600
1,200             Sensormatic Electronics                   25,200
600 (a)           Vishay Intertechnology                    24,300
894 (a).          Xilinx                                    38,330
                                                            ______
                                                            3,577,847
                                                            ______
                  ENTERTAINMENT-.8%
3,700             Carnival Cruise Lines, Cl. A              80,475
1,300 (a)         Circus Circus Enterprises                 42,575
1,300 (a)         Harrah's Entertainment                    41,438
400 (a)           King World Productions                    15,200
                                                            ______
                                                            179,688
                                                            ______
                  ENVIRONMENTAL-.3%
975 (a)           Thermo Instrument Systems                 24,984
2,300             Wheelabrator Technologies                 35,938
                                                            ______
                                                            60,922
                                                            ______
                  FINANCE & FINANCIAL SERVICES-2.3%
550               ADVANTA, Cl. A                            22,756
1,300             Block (H & R)                             50,700
1,100             Equifax                                   42,762
800    ...        Fifth Third Bancorp                       45,000
1,000    .        Franklin Resources                        55,000
900    ...        Green Tree Financial                      52,425
600               Kansas City Southern Industries           26,400
1,366             Mercury Finance                           31,247
SHARES            COMMON STOCKS (CONTINUED)                 VALUE
____                                                        _______
                  FINANCE & FINANCIAL SERVICES (CONTINUED)
700               Northern Trust                           $31,500
1,200    .        Schwab (Chas)                             55,800
1,100             State Street Boston                       40,563
1,100             Synovus Financial                         28,050
                                                            ______
                                                            482,203
                                                            ______
                  FOOD DISTRIBUTORS-.3%
2,400             Sysco                                     69,000
                                                            ______
                  FOODS-4.4%
3,100    ..       Campbell Soup                             141,825
3,100    .        ConAgra                                   117,413
2,000    ..       General Mills                             103,250
3,300             Heinz (H.J.)                             139,837
1,100             Hershey Foods                              65,863
900               Hormel (Geo A)                            21,600
2,800             Kellogg                                   189,000
1,050             Pioneer Hi-Bred International              45,150
1,600             Quaker Oats                                55,600
1,400             Wrigley, (WM) Jr.                         63,175
                                                             ______
                                                            942,713
                                                             ______
                  HEALTH CARE-1.5%
5,700             Columbia/HCA Healthcare                   267,900
700 (a)...        Foundation Health                         24,238
700               Manor Care                                22,663
                                                             ______
                                                            314,801
                                                             ______
                  HOUSEHOLD APPLIANCES-.2%
900               Whirlpool                                  49,050
                                                             ______
                  HOUSEHOLD PRODUCTS-3.7%
800               Clayton Homes                             18,900
2,000             Newell                                    50,000
800    ..         Premark International                     41,900
8,800             Procter & Gamble                          610,500
2,000             Rubbermaid                                59,500
                                                             ______
                                                            780,800
                                                             ______
                  INSURANCE-4.6%
1,325    ..       AFLAC                                     54,159
6,075             American International Group              489,797
800    ..         GEICO                                     54,600
1,100    .        General Re                                163,487
800               MGIC Investment                           44,800
800    .          Progressive Corp, Ohio                    35,500

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                     AUGUST 31, 1995
LARGE COMPANY GROWTH PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  INSURANCE (CONTINUED)
 400    .         SunAmerica                                $23,900
900    ..         Torchmark                                 36,000
300    .          Transatlantic Holdings                    21,000
2,000             U.S. HealthCare                           64,000
                                                             ______
                                                            987,243
                                                             ______
                  LEISURE TIME-.1%
2,100             International Game Technology             29,925
                                                             ______
                  MACHINERY-.2%
1,125             Thermo Electron                           48,516
                                                             ______
                  MANUFACTURING-1.1%
1,100 (a)         American Power Conversion                 18,425
900    .          Hillenbrand Industries                     26,662
1,400             Illinois Tool Works                        85,750
600    .          Leggett & Platt                            29,025
1,500             Pall                                      32,813
600 (a)           Solectron                                 21,300
1,200    .        Worthington Industries                    24,000
                                                             ______
                                                            237,975
                                                             ______
                  MEDICAL SUPPLIES-1.3%
800               Becton, Dickinson                          45,100
1,300 (a)..       Biomet                                     20,963
1,500             Medtronic                                 141,562
 600 (a).         St. Jude Medical                          35,775
700               Stryker                                    29,225
                                                             ______
                                                            272,625
                                                             ______
                  OFFICE & BUSINESS EQUIPMENT-.4%
1,900             Pitney Bowes                              77,187
                                                             ______
                  OIL & GAS-.2%
2,000    .        Enron Oil & Gas                           46,500
                                                             ______
                  PACKAGING-.5%
900               Bemis                                     26,100
1,100 (a)..       Crown Cork & Seal                         49,500
1,100    .        Sonoco Products                           29,562
                                                             ______
                                                            105,162
                                                             ______
                  PRINTING & PUBLISHING-1.0%
1,000             American Greetings, Cl. A                 30,750
1,700             Gannett                                   90,950
1,600 (a)         Marvel Entertainment Group                23,000
1,400             Readers Digest Association, Cl. A          64,750
                                                             ______

                                                             209,450
                                                             ______
SHARES            COMMON STOCKS (CONTINUED)                  VALUE
  ____                                                       _______
                  RADIO & TV BROADCASTING-1.3%
2,000             Capital Cities/ABC                        $230,000
1,100             Scripps (E.W.), Cl. A                     36,987
                                                             ______
                                                            266,987
                                                             ______
                  RESTAURANTS-1.6%
725 (a)           Brinker International                     12,144
600               Cracker Barrel Old Country                12,225
8,800             McDonald's                                321,200
                                                             ______
                                                            345,569
                                                             ______
                  RETAIL-8.4%
3,100             Albertson's                               98,813
1,200             Circuit City Stores                       41,400
900               Dayton Hudson                             65,812
725               Dollar General                            19,031
1,800             Gap                                       57,825
5,766             Home Depot                                229,919
4,600             Limited                                   85,100
3,100    ..       May Department Stores                    131,363
1,000    .        Nordstrom                                 41,250
2,000 (a)         Office Depot                              62,250
3,600 (a).        Toys `R' Us                               93,600
500 (a)           Viking Office Products                    18,000
29,400            Wal-Mart Stores                           723,975
3,200             Walgreen                                  78,400
900               Winn-Dixie Stores                         53,550
                                                             ______
                                                            1,800,288
                                                             ______
                  TECHNOLOGY-7.1%
20,200            AT&T...                                   1,141,300
1,100 (a).        Applied Materials                         114,400
1,200 (a).        Atmel                                     37,950
3,400 (a)..       cisco Systems                             223,125
                                                             ______
                                                            1,516,775
                                                             ______
                   TELECOMMUNICATIONS-.5%
500 (a)..         Andrew                                    29,125
1,100 (a).        Tellabs                                   51,425
249 (a)...        U.S. Robotics                             34,922
                                                             ______
                                                            115,472
                                                             ______
                  TEXTILES-1.1%
800    .          Cintas                                    30,200
900               NIKE, Cl. B                               83,363
1,100    ...      Reebok International                      39,050
1,500             Shaw Industries                           22,500

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                     AUGUST 31, 1995
LARGE COMPANY GROWTH PORTFOLIO (CONTINUED)
LARGE COMPANY VALUE PORTFOLIO

SHARES            COMMON STOCKS (CONTINUED)                  VALUE
  ____                                                      _______
                  TEXTILES (CONTINUED)
800    ..         Unifi                                     $20,200
800    ...        V.F.                                      43,800
                                                             ______
                                                            239,113
                                                             ______
                  TIRE & RUBBER GOODS-.1%
1,100             Cooper Tire & Rubber                      28,600
                                                             ______
                  TOBACCO-.3%
2,500             UST                                       68,125
                                                             ______
                  TOYS-.6%
1,000    .        Hasbro                                    32,375
2,900    .        Mattel                                    84,100
                                                             ______
                                                            116,475
                                                             ______
                  TRANSPORTATION-.1%
500    ...        Illinois Central                          19,188
                                                             ______
                  UTILITIES-TELEPHONE-1.4%
700               Century Telephone Enterprises             19,512
2,818 (a)         Citizens Utility, Cl. A                   30,998
1,100    ...      Frontier                                  30,663
9,000    .        MCI Communications                        216,562
                                                             ______
                                                            297,735
                                                             ______
            TOTAL COMMON STOCKS
            (cost $17,491,165).                             $21,235,727
                                                           ============

PRINCIPAL
AMOUNT            SHORT-TERM INVESTMENTS-.6%
  ____
                  U.S. TREASURY BILLS:
65,000            5.84%, 11/2/1995...                       $64,407
65,000            6.15%, 11/16/1995..                       64,272
                                                             ______
            TOTAL SHORT-TERM INVESTMENTS
            (cost $128,662)                                 $128,679
                                                            ========
TOTAL INVESTMENTS
  (cost $17,619,827)..                100.1%                $21,364,406
                                      ======                ===========
LIABILITIES, LESS CASH
  AND RECEIVABLES.                     (.1%)                $(15,959)
                                      =======               ==========
NET ASSETS                             100.0%               $21,348,447
                                       =======              ===========
SHARES            COMMON STOCKS-99.2%                       VALUE
  ____                                                      _______
                  AEROSPACE & DEFENSE-1.0%
1,700    ...      General Dynamics                          $89,463
2,200             Textron                                   150,700
                                                             ______
                                                            240,163
                                                             ______
                  AUTOMOTIVE-6.0%
9,500    ...      Chrysler                                  511,812
26,500            Ford Motor.                               811,562
900    .          PACCAR                                    44,550
                                                             ______
                                                            1,367,924
                                                             ______
                  BANKING-24.6%
3,200             Ahmanson (HF) & Co.                       76,000
5,200    ...      American General                          183,300
1,600             AmSouth Bancorp                           59,800
10,300            Banc One...                               346,338
1,350    .        Bancorp Hawaii                            45,225
2,907    .        Bank of Boston                            127,908
5,000    ...      Bank of New York                          217,500
 9,800            BankAmerica                               553,700
2,100    ...      Bankers Trust NY                          144,637
2,600    ..       Barnett Banks                             148,525
3,400    ...      Boatmen's Bancshares                      125,800
4,700             Chase Manhattan                           270,250
6,300    ...      Chemical Banking                          366,975
3,100    ...      Comerica                                  110,438
3,600    ..       First Bank System                         164,250
2,400    ..       First Chicago                             152,100
2,300    .        First Fidelity Bancorp                    150,362
1,800    ..       First of America Bank                     79,650
1,400    .        First Security                            44,100
1,000             First Tennessee National                  53,000
4,500             First Union                               225,562
900    ...        First Virginia Banks                      37,012
2,000             Firstar                                   74,250
1,000    ..        Integra Financial                        56,125
6,228             KeyCorp                                   193,068
1,600    .        Mercantile Bancorp                        72,400
1,800    ...      Meridian Bancorp                          72,225
400    ..         Michigan National                         43,025


DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                    AUGUST 31, 1995
LARGE COMPANY VALUE PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                   BANKING (CONTINUED)
1,400    ..       Midlantic                                $ 72,100
4,900    ..       Morgan (J.P.)                             357,087
4,200             NBD Bancorp                                150,150
3,900    ..       National City                            116,025
1,250    .        Old Kent Financial                        47,656
6,000             PNC Bank                                  157,500
1,600    ..       Regions Financial                         64,400
1,400    ..       Republic New York                         78,750
1,900    .        Signet Banking                            49,637
2,400    .        SouthTrust                                62,100
900    ..         Star Banc                                 47,700
1,600    ..       UJB Financial                             55,400
4,500             Wachovia                                  178,875
                                                             ______
                                                            5,630,905
                                                             ______
                  BEVERAGES-.3%
1,900             Brown-Forman, Cl. B                        70,300
                                                             ______
                  BROKERAGE-1.6%
3,025    ..       Bear Stearns Cos.                          62,390
1,400             Edwards (AG)                              34,125
4,500    ..       Merrill Lynch                             259,313
                                                             ______
                                                            355,828
                                                             ______
                  CHEMICALS-.4%
2,700    ..       Ethyl                                     29,363
1,600    ..       Witco                                     53,200
                                                             ______
                                                            82,563
                                                             ______
                  ELECTRONICS-.1%
1,100             National Service Industries               31,900
                                                             ______
                  ENERGY-12.9%
1,600             Ashland Oil                                52,400
32,400            Exxon..                                   2,227,500
200               FINA, Cl. A                               9,250
1,200     ..      Pennzoil                                  52,800
6,700    .        Texaco                                    433,825
8,513    .        USX-Marathon Group                        175,581
                                                             ______
                                                            2,951,356
                                                             ______
                  FINANCE-4.5%
1,100    ..       Crestar Financial                          62,012
2,000             First Interstate Bancorp                  191,000

3,600    ..       Fleet Financial Group                     133,200
3,500             Great Western Financial                    81,813
SHARES            COMMON STOCKS (CONTINUED)                  VALUE
  ____                                                       _______
                  FINANCE (CONTINUED)
7,100             NationsBank                               $435,763
1,800             Transamerica                              122,400
                                                             ______
                                                            1,026,188
                                                             ______
                  FOREST & PAPER PRODUCTS-1.3%
1,000             Federal Paper Board                       39,625
5,400             Weyerhaeuser                              248,400
                                                             ______
                                                            288,025
                                                             ______
                  HOLDING COMPANIES-1.4%
600               Harsco                                    33,600
7,140             RJR Nabisco                               203,490
1,500             Temple-Inland                             77,625
                                                             ______
                                                            314,715
                                                             ______
                  INSURANCE-3.9%
2,900    .        Aetna Life & Casualty                     197,925
2,700             Aon                                       105,300
1,900             CIGNA                                     183,825
1,200             Jefferson-Pilot                           75,450
2,600             Lincoln National                          111,800
1,600    .        SAFECO                                    103,400
2,100    .        St. Paul Cos.                             113,925
                                                             ______
                                                            891,625
                                                             ______
                  MACHINE TOOLS-.2%
1,200             Snap-On                                   49,200
                                                             ______
                  MANUFACTURING-.4%
1,100    .        Johnson Controls                          66,962
700    ..         Timken                                    31,588
                                                             ______
                                                             98,550
                                                             ______
                  MINING & MINERALS-.3%
2,400             Cyprus Amax Minerals                      67,200
                                                             ______
                  OFFICE & BUSINESS EQUIPMENT-.3%
1,000             Harris                                    57,625
                                                             ______
                  PUBLISHING-.6%
2,500    ..       New York Times, Cl. A                     62,188
2,800             Times Mirror, Cl. A                       85,750
                                                             ______
                                                            147,938
                                                             ______
                  RAILROADS-1.5%
5,300             Union Pacific                              347,150
                                                             ______

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                     AUGUST 31, 1995
LARGE COMPANY VALUE PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  RETAIL-3.0%
2,700             Melville                                   $90,113
6,100             Penney (J.C.)                             276,025
10,000            Sears, Roebuck.                           323,750
                                                             ______
                                                            689,888
                                                             ______
                  TELECOMMUNICATIONS-11.6%
13,000            BellSouth..                               893,750
25,000            GTE                                       915,625
10,900            Pacific Telesis Group..                   309,288
12,200            U S West                                  530,700
                                                             ______
                                                            2,649,363
                                                             ______
                  TOBACCO-.9%
5,100             American Brands                           214,200
                                                             ______
                  TRANSPORTATION-.2%
2,200             Ryder System                              53,350
                                                             ______
                  UTILITIES-21.6%
3,400    .        Allegheny Power System                    82,875
4,800             American Electric Power                   163,800
3,700             Baltimore Gas & Electric                  97,125
2,400             CMS Energy                                59,100
4,000    .        Carolina Power & Light                    122,500
3,400             Centerior Energy                          36,550
6,100             Consolidated Edison                       172,325
2,900             DPL                                       64,525
1,800             DQE                                       42,975
1,800    .        Delmarva Power & Light                    39,150
3,900    ..       Detroit Edison                            119,437
4,400             Dominion Resources                        158,950
5,300    .        Duke Power                                 215,312
5,900    .        Entergy                                   141,600
4,800             FPL Group                                 186,600
2,600             Florida Progress                          78,975
3,400             Houston Industries                        144,075
900               IPALCO Enterprises                        31,162
2,100             Illinova                                  52,762
1,400             Kansas City Power & Light                 31,325
3,100             Long Island Lighting                      52,700
1,200             Montana Power                             26,400
1,500             NIPSCO Industries                         49,125
1,800             New England Electric System               63,000
1,800             New York State Electric & Gas             43,425

3,700             Niagara Mohawk Power                      44,400
3,100             Northeast Utilities                       70,912
SHARES            COMMON STOCKS (CONTINUED)                 VALUE
 ____                                                       _______
                  UTILITIES (CONTINUED)
1,700    ..       Northern States Power                     $72,462
4,000             Ohio Edison                               86,500
1,200             Oklahoma Gas & Electric                   42,450
5,800    .        PECO Energy                               154,425
4,000             PP & L Resources                           87,500
11,100            Pacific Gas & Electric.                   319,125
7,800    .        PacifiCorp                                141,375
2,400    ..       Pinnacle West Capital                     59,700
3,100    .        Potomac Electric Power                    66,263
1,700             Public Service Co. of Colorado            55,038
6,400             Public Service Enterprise Group           176,000
1,900             Puget Sound P&L                           41,088
2,700    ..        SCANA                                    62,775
11,900            SCEcorp.                                  197,838
2,900             San Diego Gas & Electric                  63,075
17,200            Southern.                                 363,350
5,900    ..       Texas Utilities                           205,025
5,500    .        Unincom                                   154,688
2,600             Union Electric                            92,625
1,800             Western Resources                         54,450
2,700    .        Wisconsin Energy                          72,563
                                                             ______
                                                            4,959,400
                                                             ______
                  UTILITIES-NATURAL GAS DISTRIBUTORS-.6%
2,100    .        Pacific Enterprises                       50,400
3,700             Panhandle Eastern                         92,500
                                                             ______
                                                            142,900
                                                             ______
                  TOTAL COMMON STOCKS
                   (cost $20,522,037)                       $22,728,256
                                                            ===========
PRINCIPAL
AMOUNT            SHORT-TERM INVESTMENTS-1.3%
  ____
                  U.S. TREASURY BILLS:
$104,000            5.84%, 11/2/1995.                       $103,052
100,000    .        6.15%, 11/16/1995                       98,880
101,000    .        5.72%, 11/24/1995                       99,749
                                                             ______


                  TOTAL SHORT-TERM INVESTMENTS
                  (cost $301,641)                           $301,681
                                                            =========
                  TOTAL INVESTMENTS
                  (cost $20,823,678).        100.5%         $23,029,937
                                             ======         ===========
                  LIABILITIES, LESS CASH
                  AND RECEIVABLES..            (.5%)        $(103,682)
                                               =====        ===========
                  NET ASSETS                  100.0%.        $22,926,255
                                              =====          ===========

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                     AUGUST 31, 1995
SMALL COMPANY GROWTH PORTFOLIO

SHARES            COMMON STOCKS-99.4%                       VALUE
  ____                                                      _______
                  AIR TRANSPORTATION-.4%
2,500             Air Express International                 $56,875
1,400    .        Skywest                                    31,675
                                                             ______
                                                            88,550
                                                             ______
                  AUTO PARTS-.8%
2,550 (a)        Jason                                      25,341
5,100             Superior Industries International         151,088
                                                             ______
                                                            176,429
                                                             ______
                  BANKING-.7%
2,600             Astoria Financial                         111,800
1,200 (a)..       CSF Holdings                              46,650
                                                             ______
                                                            158,450
                                                             ______
                  BIOTECHNOLOGY-1.3%
1,200             Collagen                                  21,600
4,900 (a).        Nellcor                                   254,800
                                                             ______
                                                            276,400
                                                             ______
                  BROKERAGE-.2%
1,000    .        Pioneer Group                             28,500
600..             SEI                                       13,275
                                                             ______
                                                             41,775
                                                             ______
                  BUILDING MATERIALS-.2%
1,500 (a).        Fibreboard                                35,625
                                                             ______
                  CHEMICALS-1.5%
3,900 (a)..       Airgas                                    107,250
1,200 (a)..       IDEXX Laboratories                        40,650
7,600 (a)         Scotts Company (The), Cl. A               171,000
                                                             ______
                                                            318,900
                                                             ______
                  COMMERCIAL SERVICES-2.4%
2,200 (a)         DeVRY                                     48,675
4,100 (a)         Franklin Quest                            94,812
1,400 (a)         Insurance Auto Auctions                   17,850
2,200 (a).        Interim Services                          57,200
10,800(a)         Robert Half International                 306,450
                                                             ______
                                                            524,987
                                                             ______
                  COMPUTER SOFTWARE & SERVICES-15.7%
2,700 (a)..       Acxiom                                    72,562
5,600 (a)         American Management Systems               142,800
1,200 (a).        BancTec                                   20,700
3,100 (a).        Broderbund Software                       228,238
3,400 (a)..       Cerner                                    116,450
1,900 (a)         Computer Network Technology               16,150
SHARES            COMMON STOCKS (CONTINUED)                  VALUE
                  COMPUTER SOFTWARE & SERVICES (CONTINUED)
2,540 (a).        Comverse Technology                       $50,800
2,000 (a)         Electronics For Imaging                   113,000
2,900 (a).        Exabyte                                   43,862
6,600 (a)..       FIserv                                    188,100
1,400    .        Fair Issac & Co.                          36,400
1,900 (a)         Franklin Electronic Publishers            57,237
100 (a)            Hutchinson Technology                    7,825
900 (a)           Hyperion Software                         41,850
3,600 (a)         Information Resources                     46,350
3,450 (a)         Keane                                     90,563
3,900 (a)         Komag                                     242,775
2,900 (a)         MICROS Systems                             98,963
1,000 (a)..        Network General                          35,187
1,300 (a)         Progress Software                         75,725
5,500 (a)         Pyxis                                     124,438
7,600 (a).        Quantum                                   182,400
6,300             Reynolds & Reynolds, Cl. A                 202,387
3,900 (a)         Safeguard Scientifics                     195,488
9,600 (a).        Stratus Computer                          268,800
3,600 (a)         Structural Dynamics Research              65,250
8,700 (a)         SunGard Data Systems                      241,425
1,000    ..       System Software                           31,564
4,600 (a)         Systems & Computer Technology             122,475
4,800 (a)..       Tech Data                                 57,000
4,973 (a)         Zilog                                     221,298
                                                             ______
                                                            3,438,062
                                                             ______
                  COSMETICS & TOILETRIES-.2%
1,572             Nature's Sunshine Products                36,942
                                                             ______
                  DISTRIBUTION-.1%
3,500 (a).        Merisel                                   22,313
                                                             ______
                  ELECTRONICS-12.0%
8,700             Allen Group                               283,837
3,000             Dallas Semiconductor                      71,250
2,100 (a)..       Gentex                                    51,450
2,500 (a).        ITEL                                      94,375
19 (a)..          Input/Output                              708
5,600 (a)         Lattice Semiconductor                     184,100
7,800 (a).        Marshall Industries                       247,650
3,000 (a).        Novellus Systems                          221,062
6,400 (a)         Oak Industries                            189,600
200    ..         Pacific Scientific                          5,025
1,850             Pioneer Standard Electronics              47,638
2,200 (a)         Presstek                                  113,850

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                    AUGUST 31, 1995
                  SMALL COMPANY GROWTH PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                  VALUE
  ____                                                      _______
                  ELECTRONICS (CONTINUED)
400 (a)..         Rogers                                    $11,400
2,200 (a)         SCI Systems                               68,200
3,800 (a)         Silicone Valley Group                     163,400
1,200 (a)..       Special Devices                           21,300
6,600 (a).        Symbol Technologies                       229,350
3,500 (a)         Tech-Sym                                  101,937
2,400 (a)..       Three-Five Systems                        71,700
3,300 (a)         Unitrode                                  99,000
6,100 (a)..       VLSI Technology                           201,300
5,250    .        Wireless Telecom Group                    92,531
2,700    ..       X-Rite                                    53,325
                                                             ______
                                                            2,623,988
                                                             ______
                  ENTERTAINMENT-.7%
700 (a).          Grand Casinos                             25,638
4,000 (a)..       Primadonna Resorts                        81,000
3,400 (a)..       Rio Hotel & Casino                        44,200
                                                             ______
                                                            150,838
                                                             ______
                  ENVIRONMENTAL-1.8%
4,400 (a)         Allwaste                                  23,650
500               IMCO Recycling                            10,125
4,600 (a)         Sanifill                                  146,625
3,500 (a)..       USA Waste Services                        68,250
6,700 (a)         U.S. Filter                               147,400
                                                             ______
                                                            396,050
                                                             ______
                  FINANCE-1.8%
2,100 (a)         Autofinance Group                         34,650
3,500 (a)         Concord EFS                               99,750
3,600             Money Store                               236,250
1,100 (a).        Primark                                   27,775
                                                             ______
                                                            398,425
                                                             ______
                  FOODS-1.3%
2,700 (a)         Canandaigua Wine, Cl. A                   127,575
5,000             Richfood Holdings                         121,250
2,000 (a).        Smithfield Foods                          44,500
                                                             ______
                                                            293,325
                                                             ______
                  HOMEBUILDING-1.2%

6,600    ..       Centex                                   193,050
4,200 (a).        Toll Brothers                             75,075
                                                             ______
                                                            268,125
                                                             ______
SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  HOSPITAL MANAGEMENT-10.8%
5,300 (a)         Genesis Health Ventures                   $ 167,612
5,800 (a)..       HealthCare COMPARE                        218,225
11,700(a)         Health Care & Retirement                  368,550
4,300 (a)..       Healthsource                              172,000
9,300 (a)..        Horizon Healthcare                       203,438
7,700             Integrated Health Services                230,037
2,400 (a)         Living Centers of America                 73,200
1,400 (a)         Pacific Physician Services                24,500
1,900 (a)         Quantum Health Resources                  24,225
7,300 (a)         Sierra Health Services                    195,275
2,500 (a)         Universal Health Services, Cl. B          85,938
10,400 (a)        Vencor                                    308,100
8,900 (a)         Vivra                                     294,812
                                                             ______
                                                            2,365,912
                                                             ______
                  INSURANCE-2.8%
5,800 (a).        Capsure Holdings                          79,750
7,632 (a)         FHP International                         188,892
1,300 (a)         Fund American Enterprise                  94,250
600 (a).          Markel                                    40,800
4,800 (a).        United Insurance                          70,800
3,700             Vesta Insurance Group                     138,750
                                                             ______
                                                            613,242
                                                             ______
                  LEISURE TIME-3.1%
6,900 (a)         Acclaim Entertainment                     174,225
3,650             Arctco                                    49,731
10,300            Callaway Golf..                           159,650
4,500 (a)         Chris-Craft Industries                    202,500
1,200 (a).        Coleman                                   45,300
1,100 (a).        GC Companies                              36,850
                                                             ______
                                                            668,256
                                                             ______
                  MACHINERY-3.3%
3,700             AGCO                                      179,912
2,200 (a).        Cognex                                    109,725
800 (a).          Electroglas                               60,400
100 (a).          Ionics                                    3,938
2,600 (a)         Kulicke & Soffa Industries                101,075
1,900             Roper Industries                          64,600
5,600 (a)         Thermo Power                              89,600
1,900 (a)         Zebra Technologies, Cl. A                 110,675
                                                             ______
                                                            719,925
                                                             ______

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                   AUGUST 31, 1995
                  SMALL COMPANY GROWTH PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  MANUFACTURING-6.2%
9,200             Breed Technologies                       $175,950
7,900 (a)         Champion Enterprises                       134,300
700..             IDEX                                      28,175
1,700 (a).        InterVoice                                37,612
1,300 (a).        Lydall                                   31,038
2,100             Medusa                                   57,750
3,000             NACCO Industries, Cl. A                   172,500
7,400             Oakwood Homes                             236,800
3,400 (a).        Paxar                                      62,475
5,400 (a).        Shorewood Packaging                       97,200
2,200 (a)         Thermo Process Systems                    25,850
6,800 (a).        VeriFone                                  192,950
3,000             Wabash National                           109,500
600               Winnebago Industries                      5,025
                                                             ______
                                                            1,367,125
                                                             ______
                  MEDICAL SUPPLIES & SERVICES-4.7%
2,800    .        Arrow International                       114,800
2,800 (a)         Coastal Physician Group                   42,350
2,100 (a)         Cordis                                    162,225
4,500    .        DENTSPLY International                    167,625
2,000 (a).        Datascope                                 42,000
1,800             Invacare                                  77,850
2,400 (a).        Respironics                               42,600
1,400 (a).        Rotech Medical                            36,050
3,600 (a)         STERIS                                    105,750
7,700 (a).        Sunrise Medical                           199,237
2,300 (a)         Tecnol Medical Products                   41,688
                                                             ______
                                                            1,032,175
                                                             ______
                  METALS-1.7%
3,800 (a)..       Magma Copper Cl. B                        69,350
950 (a)           Material Sciences                         18,287
2,000 (a)..       Mueller Industries                        110,500
2,300 (a).        WHX                                       29,038
5,300 (a)         Whittaker                                 103,350
1,200 (a).        Wolverine Tube                            46,800
                                                             ______
                                                            377,325
                                                             ______
                  OIL & GAS-3.2%
1,100 (a)         BJ Services                               27,500
4,900 (a).        Ensco International                       88,200
12,800(a)         Nabors Industries.                        118,400
2,517 (a).        Nuevo Energy                              62,296
SHARES            COMMON STOCKS (CONTINUED)                 VALUE
 ____                                                       _______
                  OIL & GAS (CONTINUED)
3,000 (a)         Oceaneering International                 $35,250
4,300 (a)..       Offshore Logistics                        59,125
3,000    ..       Phoenix Resource Cos.                     109,875
200               Pogo Producing                            4,750
3,100 (a).        Seitel                                    80,988
600 (a).          Southern Union                            10,500
1,100 (a).        Tejas Gas                                 54,725
2,700    .        Vintage Petroleum                         54,000
                                                             ______
                                                            705,609
                                                             ______
                  PRINTING & PUBLISHING-2.3%
6,600    .        Belo (A.H.), Cl. A                        231,825
3,300 (a)..       Catalina Marketing                        178,200
1,100 (a).        Devon Group                               44,137
1,875             Thomas Nelson                             47,812
                                                             ______
                                                            501,974
                                                             ______
                  RADIO & TV BROADCASTING-2.3%
10,400 (a)        BET Holdings, Cl. A..                     191,100
2,955 (a)         Clear Channel Communication               220,517
3,300 (a)         Heritage Media, Cl. A                     93,225
300 (a)           Westcott Communications                   4,463
                                                             ______
                                                            509,305
                                                             ______
                  RESTAURANTS-1.9%
3,150             Apple South                               77,175
900               Applebee's International                  27,000
3,900 (a).        Buffets                                   51,188
1,300 (a).        IHOP                                      33,313
5,500 (a)         Lone Star Steakhouse & Saloon             220,687
                                                             ______
                                                            409,363
                                                             ______
                  RETAIL-6.3%
6,700 (a)         Best Buy                                  182,575
4,150 (a)..       Bombay                                    34,756
5,150 (a)         Burlington Coat Factory                   61,800
2,400    ..       Claire's Stores                           51,900
8,000 (a).        Consolidated Stores                       176,000
1,200 (a).        Dress Barn                                11,400
1,000 (a)         Fabri-Centers America, Cl. A              13,625
1,000 (a)         Fabri-Centers America, Cl. B              11,375
5,000             Fastenal                                  165,000
4,400 (a).        Lands' End                                76,450
6,200    ..       Lennar                                    120,125
3,300 (a)         MacFrugals Bargains Closeouts             55,275

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                   AUGUST 31, 1995
                  SMALL COMPANY GROWTH PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  RETAIL (CONTINUED)
8,600 (a)..       Michaels Stores                           $139,750
1,500 (a)         MicroAge                                  17,625
1,400 (a).        Proffitt's                                36,925
5,300 (a)..       Starbucks                                 212,000
600 (a)           Timberland, Cl. A                         17,475
                                                             ______
                                                            1,384,056
                                                             ______
                  TELECOMMUNICATIONS-2.0%
3,300 (a)         Aspect Telecommunications                 157,575
2,900 (a)         Boston Technology                         40,600
1,500 (a)         California Microwave                      39,375
700 (a).          CommNet Cellular                          19,775
400 (a)..         Dial Page                                 7,500
1,800 (a)..       Digi International                        50,850
1,200 (a)         Nationwide Cellular Service               33,000
1,900 (a)         Octel Communications                      64,837
1,600 (a)         United States Long Distance               23,600
                                                             ______
                                                            437,112
                                                             ______
                  TEXTILES-1.9%
3,900 (a)         Fieldcrest Cannon                         93,112
3,600 (a).        Jones Apparel Group                       125,100
4,600             St. John Knits                            203,550
                                                             ______
                                                            421,762
                                                             ______
                  TRANSPORTATION-2.0%
1,500             Expeditors International,
                  Washington..                              34,875
2,600 (a)..       Fritz Companies                           185,250
3,600 (a)         National Auto Credit                       52,200
2,800 (a).        Wisconsin Central
                  Transportation.                           166,600
                                                             ______
                                                            438,925
                                                             ______
                  TRUCKING-1.6%
7,000 (a)         American Freightways                      135,625
1,591 (a)         Heartland Express                         46,935
1,700 (a).        M.S. Carriers                             31,875
3,100 (a)         Swift Transportation                       61,225
3,200    ..       Werner Enterprises                        64,800
                                                             ______
                                                            340,460
                                                             ______
                  UTILITIES-1.0%
10,400(a)         California Energy.                        217,100
                                                             ______
SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                       _______
                  TOTAL COMMON STOCKS
                  (cost $19,717,062)                        $21,758,810
                                                            ===========
                  CONVERTIBLE PREFERRED STOCKS-.2%
1,440             FHP International, Series A
                   (cost $33,817).                          $35,100
                                                            ========
PRINCIPAL
AMOUNT            SHORT-TERM INVESTMENTS-1.6%
____
                  U.S. TREASURY BILLS:
$131,000          5.84%, 11/2/1995..                        $129,805
49,000  ..        6.15%, 11/16/1995                          48,451
182,000  ..       5.72%, 11/24/1995                         179,747
                                                             ______
                  TOTAL SHORT-TERM INVESTMENTS
                  (cost $357,990)                           $358,003
                                                            =========
TOTAL INVESTMENTS
  (cost $20,108,869).              101.2%                   $22,151,913
                                   =======                  ============
LIABILITIES, LESS CASH
  AND RECEIVABLES.                 (1.2%)                   $(269,735)
                                    ____                    ____________
NET ASSETS                         100.0%.                  $21,882,178
                                   =======                 =============

SMALL COMPANY VALUE PORTFOLIO
SHARES            COMMON STOCKS-99.0%
____
                  ADVERTISING-.2%
 3,000            True North Communications                 $64,500
                                                            ______
                  AEROSPACE & DEFENSE-1.0%
 1,300  .         Curtiss-Wright                             57,200
 5,500  ..        Thiokol                                   191,812
                                                             ______
                                                            249,012
                                                             ______
                  AUTO PARTS-2.5%
 4,600  ..        Excel Industries                          60,950
 8,283  ..        Federal-Mogul                             184,296
14,100  .         Safety - Kleen                             190,350
 9,000            Smith (A.O.)                              223,875
                                                             ______
                                                            659,471
                                                            -------
                  BANKING-19.6%
 3,575  .         Associated Banc-Corp                      127,136
2,925  ..         Bancorp South                              117,000
14,300  ..        Bank South                                326,218

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                     AUGUST 31, 1995
SMALL COMPANY VALUE PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  BANKING (CONTINUED)
2,400    .        Bankers                                   $42,600
3,342             CNB Bancshares                             96,082
9,700    .        Central Fidelity Banks                    317,675
1,675    .        Chittenden                                45,643
3,400             Citizens Bancorp Maryland                 104,125
4,900    .        Citizens Banking                          149,450
2,394    .        Commerce Bancorp                          53,566
700    .          Commerce Bancshares                       25,112
9,300    ..       Compass Bancshares                        279,000
2,500             Cullen Frost Bankers                      115,000
6,900    ..       Dauphin Deposit                          189,750
4,400    .        Deposit Guaranty                         173,800
3,702    ..       F&M National                             64,785
6,300             First American (Tennessee)                269,325
2,200    ..        Firstbank of Illinois                    62,150
8,200    .        FirstMerit                                219,350
3,920    .        First Michigan Bank                       98,490
2,600    .        Fort Wayne National                       82,550
3,400             Jefferson Bankshares                      76,500
5,300    ..       Keystone Financial                       169,600
5,400    ..       Liberty Bancorp                           198,450
3,600    ..       Mark Twain Bancshares                     126,000
11,700            Mercantile Bankshares                     311,513
3,889    ..       Mid Am                                    60,523
1,100    ..       North Fork Bancorp                        21,313
2,900             Old National Bancorp (Ind)                99,325
3,960             One Valley Bancorp of
                  West Virginia..                           121,770
3,700    .        Republic Bancorp                          49,488
7,460    ..       Summit Bancorporation                     186,500
2,400    .        Susquehanna Bancshares                    67,800
4,600             United Carolina Bancshares                161,000
600               United Counties Bancorp                   116,400
1,500    .        U.S. Trust                                119,625
5,900             Westcorp                                  122,425
3,600    ..       Whitney Holding                           119,700
                                                             ______
                                                            5,086,739
                                                             ______
                  BEVERAGES-.5%
8,200    ..       Coors (Adolph), Cl. B                     139,400
                                                             ______
                  CAPITAL MAINTENANCE SERVICES-.2%
2,100             ABM Industries                            54,075
                                                             ______
SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  CHEMICALS-1.1%
2,200    ..       Chemed                                   $77,550
4,600    ..       Dexter                                   113,850
2,000             LeaRonal                                   45,500
3,400    ..       Stepan                                   57,375
                                                             ______
                                                            294,275
                                                             ______
                  COMMERCIAL & PERSONAL SERVICES-2.0%
12,000            Ogden.                                   279,000
2,700             Omega Healthcare Investors                69,525
3,800    ..       PHH                                       165,775
                                                             ______
                                                            514,300
                                                             ______
                  FINANCE-10.7%
4,100    .        Albank Financial                          125,050
3,700    .        Alex Brown                                222,000
1,750    .        Amcore Financial                          35,875
3,400    .        CCB Financial                             164,050
5,100    .        Centura Banks                             158,738
6,600             First Commerce                             212,850
5,000             First Commonwealth Financial               75,625
6,700             First Financial-Wisconsin                 132,325
7,200             First Hawaiian                            200,700
6,100    .        Fourth Financial                          216,550
6,250    .        Fulton Financial                          120,313
3,400    .        JSB Financial                             105,400
6,200             Magna Group                               142,600
3,200    ..        ONBANCorp                                91,600
6,000             Piper Jaffray Cos                         87,000
3,700             Provident Bancorp                         154,937
1,400    .        TCF Financial                             77,875
4,300    .        UMB Financial                             165,550
4,900    ..       USLIFE                                    211,312
2,700             United Bancshares                          80,325
                                                             ______
                                                            2,780,675
                                                             ______
                  FOOD DISTRIBUTORS-2.1%
200               American Maize - Products, Cl. A          7,775
9,200    ..       Flowers Industries                        189,750
4,000    ..       Ingles Markets, Cl. A                     41,500
1,500             Lance                                      27,000
3,300    .        Michael Foods                             42,900
3,700    .        Midwest Grain Products                    64,750
2,500    .        Nash Finch                                50,625

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                     AUGUST 31, 1995
                  SMALL COMPANY VALUE PORTFOLIO (CONTINUED)


SHARES            COMMON STOCKS (CONTINUED)                  VALUE
  ____                                                      _______
                  FOOD DISTRIBUTORS (CONTINUED)
1,300    .        Smith's Food &
                  Drug Centers, Cl. B..                     $24,537
2,900    ..       Smucker (J.M.), Cl. A                     60,900
730    ..         Universal Foods                           23,177
                                                             ______
                                                            532,914
                                                             ______
                  FOREST PRODUCTS-1.1%
1,100    .        Chesapeake                                40,013
12,200            Longview Fibre.                          196,725
3,000    .        Pope & Talbot                             46,875
                                                             ______
                                                            283,613
                                                             ______
                  HOME FURNISHINGS-1.2%
4,800             Kimball International, Cl. B              123,600
1,500             La-Z Boy Chair                             42,563
4,400             Stanhome                                   136,400
                                                             ______
                                                            302,563
                                                             ______
                  HOUSEHOLD APPLIANCES-.3%
1,700             National Presto Industries                 72,250
                                                             ______
                  HOUSING-.3%
6,100             Kaufman & Broad Home                       81,587
                                                             ______
                  INSURANCE-5.6%
2,400             Foremost Corp., America                    96,600
3,815             Fremont General                           103,958
1,600    ..       Hartford Steam Boiler                    74,200
3,600    .        Home Beneficial, Cl. B                    83,700
8,900    ..       Ohio Casualty                             295,925
1,400             Protective Life                             39,900
27,900            Reliance Group Holdings.                  223,200
4,600             Security-Connecticut                       122,475
3,200             Selective Insurance Group                 109,600
1,200    .        Trenwick Group                             56,700
5,300             United Wisconsin Services                 113,950
6,000             Zenith National Insurance                 137,250
                                                             ______
                                                            1,457,458
                                                             ______
                  LEISURE TIME-2.3%
3,518    ..       Anthony Industries                        70,800
14,500            Fleetwood Enterprises                     284,562
7,500             Handleman                                 71,250

500               National Golf Properties                  10,937
200               Outboard Marine                           4,275
2,500             Skyline                                   44,062
SHARES            COMMON STOCKS (CONTINUED)                  VALUE
____                                                         _______
                  LEISURE TIME (CONTINUED)
3,000    .        Sturm Ruger                               $101,250
                                                             ______
                                                            587,136
                                                             ______
                  MACHINERY-.2%
3,400             Thomas Industries                         58,225
                                                             ______
                  MANUFACTURING-2.8%
5,200    .        Arvin Industries                         113,750
3,200             Bassett Furniture                         79,200
4,000    .        Brown Group                                73,000
2,500    .        Cross (A.T.), Cl. A                        39,687
200               Jostens                                   4,800
1,800             Manitowoc                                 49,275
3,700             O'Sullivan                                40,700
2,500             Sealright                                 32,500
3,300             Standard Products                         64,350
6,300             Winnebago Industries                      52,763
11,100            Zero.                                     174,825
                                                             ______
                                                            724,850
                                                             ______
                  MEDICAL SUPPLIES-.9%
3,600             ADAC Laboratories                         41,400
700    .          Beckman Instruments                       20,037
4,400    .        Block Drug Cl. A                          172,700
                                                             ______
                                                            234,137
                                                             ______
                  METALS-2.1%
4,600             Amcast Industrial                         87,400
3,200             Ball                                      108,800
900               Barnes Group                              37,125
3,800    ..       Cleveland - Cliffs                        171,950
4,100    ..       Simpson Industries                        48,175
11,600            UNR Industries..                          91,350
                                                             ______
                                                            544,800
                                                             ______
                  OFFICE & BUSINESS EQUIPMENT-3.3%
3,650             American Business Products                68,893
3,500             General Binding                           71,750
9,600    ..        Hunt Manufacturing                       130,800
6,100             Miller (Herman)                           160,125
6,400             Standard Register                         136,000
5,100             Wallace Computer Services                 294,525
                                                             ______
                                                            862,093
                                                             ______
                  OIL & GAS-1.2%
3,500             National Fuel Gas                         98,438

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                     AUGUST 31, 1995
SMALL COMPANY VALUE PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                  VALUE
  ____                                                      _______
                  OIL & GAS (CONTINUED)
6,100    ..       ONEOK                                     $  133,437
3,000             Questar                                   91,500
                                                             ______
                                                            323,375
                                                             ______
                  RAILROADS-.9%
4,400             GATX                                      227,150
                                                             ______
                  RESTAURANTS-1.0%
7,500             Luby's Cafeterias                         149,063
4,800    .        Sbarro                                    109,800
                                                             ______
                                                            258,863
                                                             ______
                  RETAIL-4.8%
5,800    ..       Blair                                    193,575
12,700            Family Dollar Stores.                      231,775
4,600    ..        Fay's                                    36,800
2,400             Hancock Fabrics                            25,200
4,600             Longs Drug Stores                         170,200
1,300    .        Ross Stores                               20,800
5,600             Ruddick                                   149,800
7,200    ..       Shopko Stores                             90,900
2,424             Strawbridge-Clothier, Cl. A               44,237
21,500            TJX Companies                             268,750
3,900    .        Venture Stores                            22,913
                                                             ______
                                                            1,254,950
                                                             ______
                  STEEL-1.0%
500    .          Birmingham Steel                          10,125
2,000             Carpenter Technology                      152,500
6,700             Chaparral Steel                           77,050
100               Oregon Steel Mills                        1,675
                                                             ______
                                                            241,350
                                                             ______
                  TELECOMMUNICATIONS-1.0%
11,600            Comsat..                                   269,700
                                                             ______
                  TEXTILES-2.2%
8,400             Guilford Mills                            210,000
4,800             Kellwood                                  100,800
3,000             Oxford Industries                         54,000
5,000             Springs Industries, Cl. A                 215,625
                                                             ______

                                                            580,425
                                                             ______
                  TOBACCO-.7%
8,200             Universal                                 184,500
                                                             ______
SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  TRANSPORTATION-1.0%
10,500            Alexander & Baldwin                       $238,875
                                                             ______
                  UTILITIES-ELECTRIC POWER-17.4%
13,320            Atlantic Energy.                          253,080
3,300             Black Hills                               80,025
3,000             CILCORP                                   107,250
8,400             CIPSCO                                    276,150
3,900             Central Hudson Gas & Electric             108,225
7,300             Central Maine Power                       83,950
2,600             Central Vermont Public Service            35,750
4,500             Eastern Utilities Association             105,188
4,800             Empire District Electric                  85,200
5,300             Hawaiian Electric Industries              191,463
7,200             IES Industries                            181,800
6,300             Interstate Power                          154,350
4,300             MDU Resources Group                       130,075
2,400    .        Madison Gas & Electric                    79,200
30,870            MidAmerican Energy.                       439,898
7,700             Minnesota Power & Light                   206,938
11,300            Nevada Power.                             230,238
1,800             Northwestern Public Service               45,225
3,100             Orange/Rockland Utilities                 101,913
12,416            Portland General                          297,984
9,400             Rochester Gas & Electric                  209,150
6,600             Sierra Pacific Resources                  141,900
3,600             Southern Indiana Gas & Electric           113,850
3,900             Southwestern Public Service               117,000
5,800             United Illuminating                       194,300
6,900             WPL Holdings                              196,650
5,400             WPS Resources                             155,925
13,300            Washington Water Power..                  206,150
                                                             ______
                                                            4,528,827
                                                             ______
                  UTILITIES-NATURAL GAS DISTRIBUTORS-6.1%
3,000             Bay State Gas                              70,500
2,000             Colonial Gas                               39,000
2,000             Connecticut Energy                         38,750
2,300             Connecticut Natural Gas                    50,600
4,700             Eastern Enterprises                       143,938
8,000             El Paso Natural Gas                       225,000
2,500             Energen                                   54,688
3,900             Laclede Gas                               77,513

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                    AUGUST 31, 1995
                  SMALL COMPANY VALUE PORTFOLIO (CONTINUED)

SHARES            COMMON STOCKS (CONTINUED)                 VALUE
  ____                                                      _______
                  UTILITIES-NATURAL GAS DISTRIBUTORS (CONTINUED)
3,000             NUI                                       $45,375
4,000             New Jersey Resources                      96,000
3,300    ..       Northwest Natural Gas                     102,300
2,400             Pennsylvania Enterprises                  76,200
7,800             Peoples Energy                            212,550
6,400             Piedmont Natural Gas                      130,400
4,500             Public Service Company of
                  North Carolina.                           68,625
2,414             South Jersey Industries                    47,978
2,800             United Cities Gas                         43,400
2,900             Washington Energy                         48,213
                                                             ______
                                                            1,571,030
                                                             ______
                  UTILITIES-WATER-1.7%
6,100             American Water Works                      182,238
2,600             California Water Service                   80,600
1,700             E'town                                    45,688
2,700    ..       Philadelphia Suburban                     48,600
7,136             United Water Resources                    92,768
                                                             ______
                                                            449,894
                                                             ______
                   TOTAL COMMON STOCKS
                  (cost $24,192,376)                        $25,713,012
                                                            ===========
TOTAL INVESTMENTS
  (cost $24,192,376).          99.0%                        $25,713,012
                               =====                        ===========
CASH AND RECEIVABLES (NET).    1.0%                         $265,200
                               =====                        ===========
NET ASSETS                    100.0%.                       $25,978,212
                              =======                       ===========
NOTE TO STATEMENT OF INVESTMENTS;
 (a)  Non-income producing.








See notes to financial statements.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                      AUGUST 31, 1995
                                                              LARGE            LARGE               SMALL            SMALL
                                                              COMPANY          COMPANY             COMPANY          COMPANY
                                                              GROWTH           VALUE               GROWTH           VALUE
                                                              PORTFOLIO        PORTFOLIO           PORTFOLIO        PORTFOLIO
                                                             ________         ___________          __________       __________
ASSETS:
    Investments in securities, at value
      [cost-Note 4(b)]-see statement.                          $21,364,406      $23,029,937        $22,151,913     $25,713,012
    Cash..                                                        22,166           12,991            42,237         49,544
    Receivable for investment securities sold                      _              _                   _             179,966
    Dividends receivable.                                         21,983          110,924            4,173         99,935
    Prepaid expenses and other assets                             10,317          11,164             10,386         9,177
    Due from The Dreyfus Corporation.                              _              20,304              _             7,427
                                                                _______           ______              _______      _______
                                                               21,418,872         23,185,320        22,208,709     26,059,061
                                                              ____________        ____________     ____________    ____________
LIABILITIES:
    Due to Wilshire                                               $ 1,784         $  1,833           $  1,831        $  2,083
    Payable for investment securities purchased                       _           198,163            256,560            __
    Payable for Common Stock redeemed                                40             7,228                40          18,463
    Accrued expenses and other liabilities.                        68,601           51,841            68,100          60,303
                                                                   ______            _______         _______         _______
                                                                  70,425          259,065            326,531          80,849
                                                                   _____           ________          _______         _______
NET ASSETS                                                       $21,348,447     $22,926,255       $21,882,178      $25,978,212
                                                                 ============    ============       ==========       ===========
REPRESENTED BY:
    Paid-in capital                                              $17,284,473       $19,679,928       $16,955,970    $23,045,250
    Accumulated undistributed investment
      income-net                                                    89,061           470,916               _        733,991
    Accumulated investment (loss).                                     _              _             (87,165)         _
    Accumulated undistributed net realized gain
      on investments..                                           230,334           569,152           2,970,329       678,335
    Accumulated net unrealized appreciation on
      investments-Note 4(b).                                    3,744,579          2,206,259         2,043,044      1,520,636
                                                                __________        __________       __________      _________
NET ASSETS at value                                             $21,348,447        $22,926,255    $21,882,178     $25,978,212
                                                                ===========        ============    ===========    ============
SHARES OF COMMON STOCK OUTSTANDING
    [400 million shares (with 100 million allocated
    to each series) of $.001 par value
    Common Stock authorized]                                     1,306,134          1,430,928       1,179,532      1,685,300
                                                                 ===========        ============    ===========    ============
NET ASSET VALUE per share
    (Net Assets Shares Outstanding)                               $16.34            $16.02           $18.55         $15.41
                                                                  =======           =======          =======        =======
See notes to financial statements.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF OPERATIONS                                                      YEAR ENDED AUGUST 31, 1995
                                                              LARGE            LARGE             SMALL           SMALL
                                                              COMPANY          COMPANY           COMPANY         COMPANY
                                                              GROWTH           VALUE             GROWTH          VALUE
                                                              PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                               ______          ______             ______         ______
INVESTMENT INCOME:
    INCOME:
      Cash dividends (net of $34 and $72
          foreign taxes withheld at source for the
          Small Company Growth Portfolio and
          Small Company Value Portfolio)                    $   244,485         $710,822           $40,037         $1,176,442
      Interest..                                                20,211            15,590           22,934          36,416
                                                                ______             ______          ______          ______
            TOTAL INCOME.                                       264,696          726,412            62,971         1,212,858
                                                                ______            ______            ______         ______
    EXPENSES-Note 2(c):
      Investment advisory fee-Note 3(a).                      $ 14,834            $15,835           $15,630       $ 25,210
      Administration fee-Note 3(a)                              29,667             31,669           31,260          50,421
      Shareholder servicing costs-Note 3(b)                    45,596              50,022           61,059          83,095
      Auditing fees                                            22,531              22,533           25,534          25,549
      Registration fees..                                      18,057              15,907           18,172          13,752
      Prospectus and shareholders' reports.                    9,807               8,527            10,369          11,207
      Custodian fees..                                         4,976               5,084            5,343           5,442
      Directors' fees and expenses-Note 3(c)                   4,375               4,584            5,199           7,491
      Legal fees                                               1,476               1,932            2,207          2,922
      Miscellaneous                                            4,801               6,474            6,668          3,833
                                                               ______             ______            ______         ______
                                                               156,120            162,567         181,441         228,922
      Less-fees waived by Wilshire and Dreyfus
          due to undertakings-Note 3(a).                       31,339            33,740            33,455         54,566
                                                                ______            ______          ______          ______
            TOTAL EXPENSES..                                   124,781            128,827          147,986        174,356
                                                              ________           ________          ________        _______
            INVESTMENT INCOME
                (LOSS)-NET..                                   139,915            597,585         (85,015)        1,038,502
                                                              ________           ________          ________        _______
REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS:
    Net realized gain on investments-Note 4(a)                  $   381,982      $   680,162       $3,009,406   $   793,177
    Net unrealized appreciation on investments                    3,125,221       2,162,794          775,482     1,360,207
                                                                ________          ________          ________      _______
            NET REALIZED AND UNREALIZED
                GAIN ON INVESTMENTS..                             3,507,203      2,842,956         3,784,888      2,153,384
                                                                ________         ________          ________      _______
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $3,647,118      $3,440,541         $3,699,873    $3,191,886
                                                                 ==========      ===========       ===========    ==========


See notes to financial statements.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                      LARGE COMPANY                     LARGE COMPANY
                                                                      GROWTH PORTFOLIO                 VALUE PORTFOLIO
                                                                 _______________________         _______________________

                                                                      YEAR ENDED AUGUST 31,            YEAR ENDED AUGUST 31,
                                                                 ___________________________         ___________________________

                                                                    1994              1995             1994            1995
                                                                  ________          ________         ________        ________
OPERATIONS:
    Investment income-net                                         $  96,341         $139,915        $ 447,331        $597,585
    Net realized gain (loss) on investments                       (119,770)          381,982           135,129         680,162
    Net unrealized appreciation (depreciation) on
      investments for the year.                                    526,588         3,125,221         (920,730)       2,162,794
                                                                  ________          ________         ________        ________
          NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS                               503,159         3,647,118        (338,270)       3,440,541
                                                                  ________          ________         ________        ________
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net                                         (146,578)        (91,631)         (314,400)       (461,355)
    Net realized gain on investments.                                 _               _             (259,490)        (117,646)
                                                                  ________          ________         ________        ________
          TOTAL DIVIDENDS                                         (146,578)        (91,631)         (573,890)       (579,001)
                                                                  ________          ________         ________        ________
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold.                              6,136,117          15,277,226       11,201,295     11,530,692
    Dividends reinvested.                                         145,901           86,969          551,033         568,732
    Cost of shares redeemed.                                   (6,274,916)        (5,995,631)       (6,799,014)   (4,192,263)
                                                                  ________          ________         ________        ________
          INCREASE IN NET ASSETS FROM CAPITAL
            STOCK TRANSACTIONS.                                    7,102           9,368,564        4,953,314      7,907,161
                                                                  ________          ________         ________        ________
                TOTAL INCREASE IN NET ASSETS                        363,683         12,924,051      4,041,154      10,768,701
NET ASSETS:
    Beginning of year.                                            8,060,713         8,424,396       8,116,400      12,157,554
                                                                  ________          ________         ________        ________
    End of year.                                              $ 8,424,396(1)     $21,348,447(1)   $12,157,554(2)   $22,926,255(2)
                                                             ================    ===============  ==============    =============

                                                                    SHARES          SHARES           SHARES          SHARES
                                                                  ________          ________         ________        ________
CAPITAL SHARE TRANSACTIONS:
    Shares sold.                                                   478,006         1,070,812         780,559         815,733
    Shares issued for dividends reinvested.                        11,258           6,609            39,052          44,156
    Shares redeemed                                               (488,901)        (404,353)         (485,042)      (298,264)
                                                                  ________          ________         ________        ________
          NET INCREASE IN SHARES OUTSTANDING                        363             673,068          334,569          561,625
                                                                  ========          =========        =========       ==========
(1)    Includes undistributed investment income-net: $40,777 in 1994 and $89,061 in 1995.
(2)    Includes undistributed investment income-net: $334,686 in 1994 and $470,916 in 1995.

See notes to financial statements.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                      SMALL COMPANY                     SMALL COMPANY
                                                                      GROWTH PORTFOLIO                  VALUE PORTFOLIO
                                                                 _______________________         ___________________________

                                                                     YEAR ENDED AUGUST 31,            YEAR ENDED AUGUST 31,
                                                                 ___________________________         ___________________________

                                                                    1994              1995             1994            1995
                                                                  ________          ________         ________        ________
OPERATIONS:
OPERATIONS:
    Investment income (loss)-net..                            $      (33,247)     $      (85,015)  $  761,845    $  1,038,502
    Net realized gain on investments.                               284,483         3,009,406          64,244          793,177
    Net unrealized appreciation (depreciation)
      on investments for the year.                                  253,279          775,482         (755,152)        1,360,207
                                                                  ________          ________         ________        ________
          NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS.                                        504,515         3,699,873        70,937          3,191,886
                                                                  ________          ________         ________        ________
DIVIDENDS TO SHAREHOLDERS:
    From investment income-net.                                       _                _            (441,748)        (842,828)
    In excess of investment income-net..                           (32,220)            _               _              _
    From net realized gain on investments..                       (677,557)        (274,014)        (212,842)        (131,692)
                                                                  ________          ________         ________        ________
          TOTAL DIVIDENDS                                          (709,777)      (274,014)        (654,590)        (974,520)
                                                                  ________          ________         ________        ________
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold.                                12,327,171        12,371,344        26,817,975     18,676,103
    Dividends reinvested.                                           674,755          259,640           630,047         852,961
    Cost of shares redeemed.                                      (9,135,407)      (5,363,057)      (18,580,966)   (19,206,167)
                                                                  ________          ________         ________        ________
          INCREASE IN NET ASSETS FROM CAPITAL
            STOCK TRANSACTIONS.                                     3,866,519      7,267,927        8,867,056       322,897
                                                                  ________          ________         ________        ________
                TOTAL INCREASE IN NET ASSETS                        3,661,257      10,693,786          8,283,403  2,540,263
NET ASSETS:
    Beginning of year.                                             7,527,135      11,188,392         15,154,546  23,437,949
                                                                  ________          ________         ________        ________
    End of year.                                               $11,188,392(1)    $21,882,178(1)   $23,437,949(2)   $25,978,212(2)
                                                               ==============     ==============   ==============   ==============

                                                                   SHARES            SHARES           SHARES          SHARES
                                                                  ________          ________         ________        ________
CAPITAL SHARE TRANSACTIONS:
    Shares sold.                                                   799,229          761,531         1,879,823      1,332,739
    Shares issued for dividends reinvested.                         43,146            17,183         43,906          64,716
    Shares redeemed                                                (584,999)        (326,229)      (1,310,912)    (1,348,397)
                                                                  ________          ________         ________        ________
          NET INCREASE IN SHARES OUTSTANDING                        257,376         452,485         612,817          49,058
                                                                   ==========      ==========       =========        ________
(1)    Includes distributions in excess of investment income-net: ($2,150) in 1994 and accumulated investment (loss)-net;
($87,165) in 1995.
(2)    Includes undistributed investment income-net: $538,317 in 1994 and
$733,991 in 1995.
See notes to financial statements.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each series for the year indicated.
This information has been derived from each series' financial statements.


                                                                      LARGE COMPANY                      LARGE COMPANY
                                                                     GROWTH PORTFOLIO                    VALUE PORTFOLIO
                                                                      ______________                      ______________
                                                                    YEAR ENDED AUGUST 31,              YEAR ENDED AUGUST 31,
                                                                    ______________________          __________________________
PER SHARE DATA:                                                 1993(1)      1994        1995     1993(1)      1994       1995
                                                                 _____       _____       ____     ______      ______     ______
    Net asset value, beginning of year..                         $12.50      $12.74     $13.31     $12.50     $15.18     $13.99
                                                                 _____       _____       ____     ______      ______     ______
    INVESTMENT OPERATIONS:
    Investment income-net                                         .21         .15        .10        .54        .36        .34
    Net realized and unrealized gain (loss) on investments        .10         .65       3.03       2.30        (.90)    2.19
                                                                 _____       _____       ____     ______      ______     ______
      TOTAL FROM INVESTMENT OPERATIONS..                          .31         .80       3.13       2.84        (.54)     2.53
                                                                 _____       _____       ____     ______      ______     ______
    DISTRIBUTIONS:
    Dividends from investment income-net                         (.07)        (.23)     (.10)     (.16)        (.36)     (.40)
    Dividends from net realized gain on investments.              -            -         -           -         (.29)     (.10)
                                                                 _____       _____       ____     ______      ______     ______
      TOTAL DISTRIBUTIONS                                        (.07)        (.23)     (.10)      (.16)       (.65)      (.50)
                                                                 _____       _____       ____     ______      ______     ______
    Net asset value, end of year..                               $12.74      $13.31    $16.34     $15.18       $13.99     $16.02
                                                                 ======       ======    ======    ======       ======     ======
TOTAL INVESTMENT RETURN..                                       2.46%(2)      6.34%     23.67%    22.93%(2)    (3.61%)    18.97%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                       -            .68%      .84%       -        .58%          .81%
    Ratio of net investment income to average net assets        1.66%(2)      1.18%      .94%     4.27%(2)   4.02%        3.77%
    Decrease reflected in above expense ratios due to
      undertakings by Wilshire and Dreyfus.                      1.14%(2)      .71%      .21%      1.32%(2)   .60%         .21%
    Portfolio Turnover Rate                                     11.92%(2)    21.53%    30.09%     21.75%(2)  47.16%      58.04%
    Net Assets, end of year (000's Omitted)                      $8,061       $8,424   $21,348     $8,116    $12,158    $22,926
(1) From September 30, 1992 (commencement of operations) to August 31, 1993.
(2) Not annualized.
See notes to financial statements.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each series for the year indicated.
This information has been derived from each series' financial statements.


                                                                             SMALL COMPANY                SMALL COMPANY
                                                                             GROWTH PORTFOLIO             VALUE PORTFOLIO
                                                                        ____________________            _______________________
                                                                        YEAR ENDED AUGUST 31,           YEAR ENDED AUGUST 31,
                                                                        ____________________            _______________________
PER SHARE DATA:                                                 1993(1)      1994        1995     1993(2)      1994       1995
                                                                 _____       _____       ____     ______      ______     ______
    Net asset value, beginning of year..                         $12.50      $16.03    $15.39    $12.50      $14.81      $14.32
                                                                 _____       _____       ____     ______      ______     ______
    INVESTMENT OPERATIONS:
    Investment income (loss)--net..                                 .08        (.04)     (.07)      .35         .45         .55
    Net realized and unrealized gain (loss) on investments         3.48       .90       3.54      2.10         (.45)        1.06
                                                                 _____       _____       ____     ______      ______     ______
      TOTAL FROM INVESTMENT OPERATIONS..                           3.56       .86       3.47      2.45          -          1.61
                                                                 _____       _____       ____     ______      ______     ______
    DISTRIBUTIONS:
    Dividends from investment income--net                         (.03)         -         -         (.14)      (.33)       (.45)
    Dividends in excess of investment income-net.                 -          (.07)        -        -            -           -
    Dividends from net realized gain on investments.              -         (1.43)     (.31)       -          (.16)      (.07)
                                                                 _____       _____       ____     ______      ______     ______
      TOTAL DISTRIBUTIONS                                        (.03)       (1.50)     (.31)      (.14)       (.49)     (.52)
                                                                 _____       _____       ____     ______      ______     ______
    Net asset value, end of year..                               $16.03     $15.39     $18.55      $14.81    $14.32     $15.41
                                                                  ====       ====        ====      ====       ====       ====
                                                                  28.50%(3)   5.20%     23.04%      19.72%(3) (0.01%)    11.84%
TOTAL INVESTMENT RETURN..
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                     .-            .74%        .95%     .-          .50%        .69%
    Ratio of net investment income (loss) to average net assets  .53%(3)     (.40%)    (.54%)     3.65%(3)     3.64%      4.12%
    Decrease reflected in above expense ratios due to
      undertakings by Wilshire and Dreyfus.                      1.40%(3)     .73%     .21%       1.32%(3)    .56%       .22%
    Portfolio Turnover Rate                                     55.26%(3)    46.41%    110.98%   26.87%(3)   48.59%     86.17%
    Net Assets, end of year (000's Omitted)                       $7,527     $11,188   $21,882    $15,155    $23,438    $25,978
(1) From October 1, 1992 (commencement of operations) to August 31, 1993.
(2) From September 30, 1992 (commencement of operations) to August 31, 1993.
(3) Not annualized.
See notes to financial statements.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1-GENERAL:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company issuing four classes of shares of Common Stock: the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio. The Fund accounts separately for the assets, liabilities and operations of each series. Wilshire Associates Incorporated ("Wilshire") serves as the Fund's investment adviser. The Dreyfus Corporation ("Dreyfus") serves as the Fund's administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.
NOTE 2-SIGNIFICANT ACCOUNTING POLICIES:
 (a) PORTFOLIO VALUATION: Each series' investments in securities
(including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them.
    (D) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by each series on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain of a series can be offset by a capital loss carryover of that series, if any, such gain will not be distributed.
    (E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each series is treated as a single entity for the purpose of determining such qualifications.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 3-INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH
 AFFILIATES:
 (a) Fees paid by the Fund pursuant to the provisions of an Investment Advisory Agreement with Wilshire and an Administration Agreement with Dreyfus are payable monthly based on annual rates of .10 of 1% and .20 of 1%, respectively, of the average daily value of each series' net assets. The agreements further provide that if in any full fiscal year the aggregate expenses of any series, exclusive of interest on borrowings, taxes, brokerage and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, that series may deduct from payments to be made to Wilshire and Dreyfus, or Wilshire and Dreyfus will bear, the amount of such excess to the extent required by state law in proportion to their respective fees. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses of a series exceed 2-1\2% of the first $30 million, 2% of the next $70 million and 1-1\2% of the excess over $100 million of the average value of that series' net assets in accordance with California "blue sky" regulations. However, Wilshire and Dreyfus had undertaken from September 1, 1994 through November 7, 1994, to waive receipt of the advisory fee and administration fee payable to it by each series, and thereafter, Dreyfus had undertaken through August 31, 1995, to waive the administration fee paid by each Series.
    The expenses waived, pursuant to the undertakings amounted to the following for the year ended August 31, 1995:

                                                 ADVISORY FEE              ADMINISTRATION FEE
                                                  WAIVED BY                   WAIVED BY
                                                  WILSHIRE                      DREYFUS                  TOTAL
                                                 ____________              __________________           _______
    Large Company Growth Portfolio                  $1,672                     $29,667                  $31,339
    Large Company Value Portfolio.                   2,071                     31,669                    33,740
    Small Company Growth Portfolio                   2,195                     31,260                    33,455
    Small Company Value Portfolio.                   4,145                     50,421                    54,566

    (B) Pursuant to the Fund's Shareholder Services Plan, each series reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of a series' average daily net assets for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The following summarizes the aggregate amount charged by Dreyfus Service Corporation pursuant to the Shareholder Services Plan during the year ended August 31, 1995:

    Large Company Growth Portfolio                  $34,200     Small Company Growth Portfolio                   $38,741
    Large Company Value Portfolio                    39,503     Small Company Value Portfolio                     62,831

    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS-WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    (D) A 1% redemption fee is charged on certain redemptions of Series' shares (including redemptions through use of the Exchange Privilege) where the redemption or exchange occurs within a six-month period following the date of issuance. During the year ended August 31, 1995, redemption fees for each series were as follows:

    Large Company Growth Portfolio                  $   568     Small Company Growth Portfolio                      $1,783
    Small Company Value Portfolio                     2,214

NOTE 4-SECURITIES TRANSACTIONS:
 (a) The following summarizes the aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended August 31, 1995:

                                                                                     PURCHASES                SALES
                                                                                   _____________            _________
    Large Company Growth Portfolio..                                                $13,681,190            $ 4,368,078
    Large Company Value Portfolio                                                    16,565,048              9,119,354
    Small Company Growth Portfolio..                                                24,340,972                16,876,853
    Small Company Value Portfolio                                                   21,374,619                22,164,749
    (B) The following summarizes the accumulated net unrealized appreciation
(depreciation) on investments for each series at
August 31, 1995:
                                                                GROSS              GROSS
                                                                APPRECIATION       (DEPRECIATION)        NET
                                                               _______              ________              _______
    Large Company Growth Portfolio..                           $3,942,237         $  (197,658)           $3,744,579
    Large Company Value Portfolio                               2,449,022          (242,763)             2,206,259
    Small Company Growth Portfolio..                             2,906,473          (863,429)            2,043,044
    Small Company Value Portfolio                               2,256,076           (735,440)            1,520,636
    At August 31, 1995, the cost of investments of each series for Federal income tax purposes was substantially the same as the
cost for financial reporting purposes. The cost of investments for each series for financial reporting purposes as of August 31, 1995 was as follows:

Large Company Growth Portfolio             $17,619,827     Small Company Growth Portfolio              $20,108,869
Large Company Value Portfolio              20,823,678      Small Company Value Portfolio                24,192,376

DREYFUS-WILSHIRE TARGET FUNDS, INC.
REPORT OF INDEPENDENT ACCOUNTANTS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE
DREYFUS-WILSHIRE TARGET FUNDS, INC.
    We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus-Wilshire Target Funds, Inc. (comprised of the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio) as of August 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 30,1992 (when operations commenced for all Series except Small Company Growth Portfolio, which commenced operations on October 1, 1992) to August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Dreyfus-Wilshire Target Funds, Inc. as of August 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accou nting principles.
[Coopers & Lybrand signature logo]
                              COOPERS & LYBRAND L.L.P.

New York, New York
October 6, 1995


DREYFUS-WILSHIRE TARGET FUNDS, INC.
IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, the Dreyfus-Wilshire Target Funds, Inc. (Large Company Value Portfolio, Small Company Value Portfolio and Small Company Growth Portfolio) hereby make the following designations of long-term capital gain distributions regarding the fiscal year ended August 31, 1995.

                                                                 LONG-TERM
                                                                 CAPITAL GAIN
                                                                 DISTRIBUTION         TOTAL PAID            PAYABLE
                                                                 PER SHARE             PER SHARE            DATE
                                                                  _________            __________           _________
Large Company Value Portfolio.                                    $   .0900            $ .502               12/30/94
Small Company Value Portfolio.                                    $   .065             $ .518               12/30/94
Small Company Growth Portfolio                                    $   .314             $ .314               12/30/94

[Dreyfus lion "d" logo]
DREYFUS-WILSHIRE TARGET FUNDS, INC.
200 Park Avenue
New York, NY 10166
INVESTMENT ADVISER
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
ADMINISTRATOR
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Comerica Bank
100 Renaissance Center
Detroit, MI 48243
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9671
Providence, RI 02940


Further information is contained
in the Prospectus, which must
precede or accompany this report.



Printed in U.S.A.                           WILSAR958
[Dreyfus logo]
Wilshire Target
Funds, Inc.
Annual Report
August 31, 1995